STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 015	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	$ 319,114,614
Interest and dividends	23,556,388
Net investment income (loss)	342,671,002
Contributions:
Participant contributions	110,553,573
Employer contributions	1,345,436
Total contributions	111,899,009
Total additions	454,570,011
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Distributions to participants	220,598,935
Administrative expenses	1,781,686
Total deductions	222,380,621
NET INCREASE (DECREASE) IN NET ASSETS	232,189,390
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	2,389,799,139
End of year	$ 2,621,988,529